Other payables and accruals - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Advances From Dealer Subscriptions And Listing Customers	¥ 864.1	¥ 845.0
Advance from Leasing Customers	¥ 152.9	¥ 168.6
Minimum [Member]
Settlement term	120 days
Maximum [Member]
Settlement term	150 days